UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%
	Shares	Value
AIRPORT SERVICES — 3.2%
Aeroports de Paris (France)	5,800	$697,342
Beijing Capital International Airport, Cl H (China)	312,400	296,994
Flughafen Zuerich (Switzerland)	585	398,835

		1,393,171

COMMUNICATIONS — 1.4%
SBA Communications, Cl A *	5,390	629,013

ELECTRIC UTILITIES — 19.3%
American Electric Power	9,000	565,290
AusNet Services (Australia)	445,300	485,333
Chubu Electric Power (Japan)	36,000	478,855
Edison International	11,500	783,725
Enel (Italy)	149,660	677,475
Exelon	21,500	774,860
NextEra Energy	11,470	1,252,983
Northeast Utilities	17,110	950,974
OGE Energy	16,000	562,880
Power Assets Holdings (Hong Kong)	64,400	675,376
PPL	18,400	653,200
Red Electrica (Spain)	7,000	597,677

		8,458,628

GAS UTILITIES — 4.1%
China Resources Gas Group (Hong Kong)	218,300	533,339
Enagas (Spain)	18,100	574,726
Snam (Italy)	142,260	697,025

		1,805,090

HIGHWAYS — 12.0%
Atlantia (Italy)	35,500	915,821
Ferrovial (Spain)	61,930	1,230,608
Transurban Group (Australia)	224,289	1,608,151
Vinci (France)	28,930	1,531,234

		5,285,814

INDEPENDENT POWER PRODUCERS & ENERGY — 1.1%
Pattern Energy Group, Cl A	16,070	469,565

INDUSTRIAL CONGLOMERATES — 1.2%
Beijing Enterprises Holdings (Hong Kong)	66,600	509,876

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MARINE PORTS & SERVICES — 1.2%
COSCO Pacific (Hong Kong)	368,200	$534,800

MULTI-UTILITIES — 11.0%
Dominion Resources	13,880	1,067,233
DTE Energy	5,800	520,028
National Grid PLC (United Kingdom)	122,870	1,731,306
NiSource	14,800	640,248
Sempra Energy	7,800	872,976

		4,831,791

OIL & GAS STORAGE & TRANSPORTATION — 12.4%
Cone Midstream Partners LP [1]	43,540	908,680
Energy Transfer Equity LP [1]	16,350	971,517
SemGroup, Cl A	12,200	821,426
Sunoco Logistics Partners LP [1]	15,958	665,768
Targa Resources	2,200	191,026
TransCanada (Canada)	21,400	952,196
Valero Energy Partners LP [1]	9,300	464,535
VTTI Energy Partners LP [1]	19,446	449,397

		5,424,545

RAILROADS — 20.4%
Aurizon Holdings (Australia)	333,800	1,286,325
Central Japan Railway (Japan)	12,800	2,214,903
CSX	55,640	1,852,812
East Japan Railway (Japan)	22,900	1,780,439
Union Pacific	15,480	1,814,411

		8,948,890

RENEWABLE ELECTRICITY — 0.4%
Abengoa Yield PLC (United Kingdom)	5,680	186,986

WATER UTILITIES — 3.9%
Severn Trent PLC (United Kingdom)	13,800	447,307
Suez Environnement (France)	37,530	691,474
United Utilities Group PLC (United Kingdom)	36,300	561,515

		1,700,296

WIRELESS TELECOMMUNICATIONS SERVICES — 6.7%
Crown Castle International	33,900	2,932,689

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
Value
TOTAL COMMON STOCK (Cost $39,825,713)	$43,111,154

TOTAL INVESTMENTS — 98.3% (Cost $39,825,713)	$43,111,154

Percentages are based on Net Assets of $43,877,279.

(1)	Securities considered Master Limited Partnership. At January 31, 2015, these securities amounted to $3,459,897 or 7.9% of net assets.
*	Non-income producing security.

CL — Class

LP — Limited Partnership

PLC — Public Limited Company

As of January 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2015, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2015, the tax basis cost of the Fund’s investments was $39,825,713, and the unrealized appreciation and depreciation were $4,190,803 and $(905,362), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015